Risks And Concentrations	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Risks And Concentrations
23.	RISKS AND CONCENTRATIONS
Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash and short-term investments. The Group places its cash and cash equivalents, restricted cash and short-term investments with financial institutions with high-credit ratings and quality.
Foreign currency risk
RMB is not a freely convertible currency. The State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents, restricted cash and short-term investments of the Group included an aggregated amounts of RMB2,789,813 and RMB3,806,418 as of December 31, 2020 and 2021, respectively.